Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 15, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 15, 2018
Document Effective Date	Mar. 15, 2018
Prospectus Date	Mar. 15, 2018
PPTY - U.S. Diversified Real Estate ETF™ | PPTY - U.S. Diversified Real Estate ETF
Prospectus:
Trading Symbol	PPTY